OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES
31.	OTHER CURRENT LIABILITIES

	At December 31,
	2018	2019
	Thousand US$	Thousand US$
Financial liabilities designated as fair value through profit or loss
Transaction (a)	121,940	—
Transaction (Note 32(b))	8,383	—
As at December 31	130,323	—

During the year ended December 31, 2014, Sky Solar Japan entered into silent partnership agreements that were amended and finalized on October 10, 2014 with two groups of third party investors (the “Silent Partners”), pursuant to which the Silent Partners provided financing and SSJ will develop and operate 21 solar parks with an aggregate capacity of 34.6 MW in Japan (the “SSJ Silent Partnership Assets”). On August 28, 2015, the two silent partnership agreements were amended and restated. On the same day, one of the two Silent Partners transferred its interests in the silent partnership to the other Silent Partner, which is, currently serving as the sole Silent Partner under the two silent partnership agreements.

No separate legal entity was established in connection with the silent partnership agreement. The SSJ Silent Partnership Assets are held and managed through the SSJ legal entity, subject to the provisions of the silent partnership agreement. The Silent Partners are not involved in the investment decisions associated with management of the SSJ Silent Partnership Assets or other assets and businesses which continue to be held and operated by SSJ, outside the auspices of the silent partnership agreement. Over an expected maximum period from the date of the agreement through June 2017, distributable profits from the SSJ Silent Partnership Assets shall be first distributed to the Silent Partners in proportion to their respective capital contributions, until a cumulative annual internal rate of return, or IRR, of 15% on their capital contributions is achieved. Any remaining profits shall be distributed to SSJ until a cumulative annual IRR of 15% of SSJ’s contributed amount, based on the agreed valuation, is achieved. The remaining profits, if any, shall be distributed to SSJ and the Silent Partner at the ratio of approximately 51% and 49%, respectively. Silent Partners shall only bear losses up to the amount of money they financed.

During the year ended December 31, 2017, the Silent Partner has alleged that the Company had breached certain terms of the Silent Partnership Agreement, and demanded the exercise of its option right in connection with the Silent Partnership Agreement to adjust the original percentage of contribution ratio under the Silent Partnership Agreement so that it can enjoy15% cumulative IRR immediately. The Company recorded a fair value of JPY 13.6 billion (US$120.8 million) as of December 31, 2017, and a loss of US$37.9 million associated with change of the fair value was recorded accordingly, which reflect Silent Partner’s claim for 15% cumulative IRR based on the option statements. According to the Silent Partnership Agreement, by August 27, 2018, SSJ should either secure financing for the purchase of, or secure a third-party offer to purchase, the SSJ Silent Partnership Assets, therefore such liability was reclassified as current liability.

On June 25, 2018, the Silent Partner filed a lawsuit against SSJ, which alleged that there were significant difference in the understandings of the silent partnership and purported to seek certain damages. In December 2018, SSJ and Sky international Enterprise Group Ltd. have entered into a TK Interest Settlement Agreement amounting to JPY 15.4 billion (US$140.1 million) with Silent Partner and Silent Partner withdrew the lawsuit it filed against SSJ. Under the terms of the TK Interest Settlement Agreement, the Company made a payment of JPY 2 billion (US$18 million) to the Silent Partner upon the signing of the TK Interest Settlement Agreement, and an additional JPY 13.4 billion (US$121 million) has been paid on March 29, 2019, and the silent partnership been terminated. The Company recorded a carrying amount of fair value of JPY 13.4 billion (US$121 million) as at December 31, 2018, and a loss of US$16.6 million associated with change of the fair value was recorded accordingly. The balance as at December 31, 2019 is nil.

The movement of the balance is as follows:

	At December 31,
	2018	2019
	Thousand US$	Thousand US$
Financial liabilities designated as fair value through profit or loss
As at January 1,	120,820	121,940
Fair value effect during the year	16,605	—
Repayment of principal interest paid back for distribution	(18,200)	(121,940)
Exchange difference	2,715
As at December 31, (Note a)	121,940	—